Expenses for shipping activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Voyage related expenses	$ (43,535)	$ (29,571)
Commissions paid	(2,742)	(2,712)
Total voyage expenses and commissions	$ (46,277)	$ (32,283)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.